                                               July 15, 2005
                                               Fund Profile
                                               First American Strategy Funds,
                                               Inc.

                                               ASSET CLASS - LIFECYCLE FUNDS

                                   LIFECYCLE FUNDS

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               STRATEGY AGGRESSIVE GROWTH
                                               ALLOCATION FUND
                                               STRATEGY GROWTH ALLOCATION FUND
                                               STRATEGY GROWTH & INCOME
                                               ALLOCATION FUND
                                               STRATEGY INCOME ALLOCATION FUND

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the funds that
                                               is included in the funds'
                                               prospectus. The funds' prospectus
                                               includes additional information
                                               about the funds, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               funds that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the funds
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Lifecycle FUNDS

--------------------------------------------------------------------------------

OBJECTIVES

STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND seeks a high level of capital growth.

STRATEGY GROWTH ALLOCATION FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH & INCOME ALLOCATION FUND seeks both capital growth and current income.

STRATEGY INCOME ALLOCATION FUND seeks a high level of current income consistent with limited risk to capital.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Each fund seeks to achieve its objective by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Allocation Fund and Strategy Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth & Income Allocation Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Allocation Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Asset Allocation Funds invest include the fourteen equity funds and three fixed income funds named in the table on the following page and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The table on the following page illustrates these ranges, expressed as percentages of the funds' net assets.

                                             Strategy                Strategy                Strategy                Strategy
                                            Aggressive                Growth                 Growth &                 Income
                                              Growth                Allocation                Income                Allocation
                                         Allocation Fund               Fund               Allocation Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
                                         MIN         MAX          MIN         MAX         MIN         MAX         MIN         MAX
---------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE                  60%         100%         50%         90%         35%         75%         15%         50%
Equity Income Fund                        0%          15%          0%         25%          0%         35%          0%         45%
Equity Index Fund                         0%          80%          0%         75%          0%         60%          0%         50%
Large Cap Growth Opportunities
Fund                                      0%          50%          0%         45%          0%         40%          0%         25%
Large Cap Select Fund                     0%          70%          0%         65%          0%         55%          0%         35%
Large Cap Value Fund                      0%          50%          0%         45%          0%         40%          0%         25%
Mid Cap Growth Opportunities Fund         0%          40%          0%         30%          0%         20%          0%         10%
Mid Cap Index Fund                        0%          60%          0%         45%          0%         30%          0%         20%
Mid Cap Value Fund                        0%          40%          0%         30%          0%         20%          0%         10%
Small Cap Growth Opportunities
Fund                                      0%          40%          0%         30%          0%         20%          0%         10%
Small Cap Index Fund                      0%          50%          0%         40%          0%         25%          0%         15%
Small Cap Select Fund                     0%          40%          0%         30%          0%         20%          0%         10%
Small Cap Value Fund                      0%          40%          0%         30%          0%         20%          0%         10%
Real Estate Securities Fund               0%          20%          0%         20%          0%         20%          0%         20%
International Fund                        0%          35%          0%         30%          0%         25%          0%         15%

FIXED INCOME FUNDS AS A WHOLE             0%          40%          0%         50%         25%         65%         50%         85%
Core Bond Fund                            0%          40%          0%         50%         10%         65%         25%         85%
High Income Bond Fund                     0%          20%          0%         20%          0%         20%          0%         25%
Inflation Protected Securities
Fund                                      0%          15%          0%         25%          0%         35%          0%         45%

PRIME OBLIGATIONS FUND                    0%          35%          0%         35%          0%         35%          0%         35%
---------------------------------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

Additional Information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American
                                           Lifecycle Funds

First American Lifecycle FUNDS continued

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PRINCIPAL RISKS

The value of your investment in a fund will change daily, which means you could lose money. The principal risks of investing in the funds include:

Active Management   Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Additional Expenses   Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fees and Expenses."

Risks Associated with the Underlying Funds   The funds are subject to the risks
of the underlying funds in which they invest. These risks include:

- The underlying funds (other than Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

- Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

- Small Cap Growth Opportunities Fund, Small Cap Value Fund, International Fund, Small Cap Select Fund, and Small Cap Index Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

- Mid Cap Growth Opportunities Fund, Small Cap Select Fund, and Small Cap Growth Opportunities Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

- Mid Cap Growth Opportunities Fund, Mid Cap Index Fund, and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

- Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry and the risks associated with direct investments in real estate investment trusts.

- International Fund is subject to risks associated with investing in foreign securities, including currency risk. Inflation Protected Securities Fund, which may invest up to 20% of its net assets in non-dollar denominated securities and may invest without limitation in U.S. dollar denominated securities of foreign issuers, is also subject to these risks. These risks are particularly significant in emerging markets, where International Fund may invest up to 15% of its assets. International Fund and Inflation Protected Securities Fund are also subject to the risks of entering into foreign currency hedging transactions.

- Most of the other equity funds may invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

- The funds, except for Prime Obligations Fund, may utilize derivatives such as options, futures contracts, options on futures contracts, and, in the case of the fixed income funds, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. A fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by each fund's advisor when entering into the derivative instrument or, in the case of credit default swaps, if the fund's advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

- In addition to the derivatives contracts in which the other underlying funds may invest, Inflation Protected Securities Fund may invest in commodity-linked derivative instruments, which may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

- The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate). Income distributions for Inflation Protected Securities Fund are expected to fluctuate significantly more than those of a typical bond fund, since the fund's income will change with changes in inflation.

- The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be


                              2
                                           FUND PROFILE - First American
                                           Lifecycle Funds

First American Lifecycle FUNDS continued

  reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

- Most of the fixed income funds may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

- Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

- High Income Bond Fund invests primarily in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." Inflation Protected Securities Fund also may invest in such securities. In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

- Under normal market conditions, Inflation Protected Securities Fund invests primarily in inflation protected debt securities. Periodic adjustments for inflation to the principal amount of an inflation protected security will give rise to original issue discount, which will be includable in the underlying fund's gross income. Because the underlying fund is required to distribute its taxable income to avoid corporate level tax, the fund may be required to make annual distributions to shareholders that exceed the cash it receives, which may require the fund to liquidate certain investments when it is not advantageous to do so.

- The U.S. Treasury uses the Consumer Price Index for Urban Consumers (CPI-U) as the inflation measure for the inflation protected debt securities it issues. Inflation protected bonds issued by foreign governments and corporations are generally linked to a non-U.S. inflation rate. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. There may be a lag between the time a security is adjusted for inflation and the time interest is paid on that security. This may have an adverse effect on the trading price of the security, particularly during periods of significant, rapid changes in inflation. In addition, to the extent that inflation has increased during the period of time between the inflation adjustment and the interest payment, the interest payment will not be protected from the inflation increase.

- The market for inflation protected debt securities is relatively new and is still developing. For this reason, the market may, at times, have relatively low trading volume, which could result in lower liquidity and increased volatility in prices.

- Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

Possible Conflicts of Interest   The funds and the underlying funds have the
same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.


                              3
                                           FUND PROFILE - First American
                                           Lifecycle Funds

First American Lifecycle FUNDS continued

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FUND PERFORMANCE

The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, each fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar charts show you how performance of each fund has varied from year to year. The tables compare each fund's share performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged, have no sales loads or expenses, and are unavailable for investment.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.

Performance figures represent actual performance of the funds. Performance of an investment in the funds through the U.S. Bank 401(k) plan will be lower than the actual performance of the funds due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

Strategy Aggressive Growth Allocation FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)



                                                                                        Best Quarter:
                                                                                        Quarter ended  June 30, 2003         14.86%
2002                                                                           -19.13%
2003                                                                            29.57%  Worst Quarter:
2004                                                                            12.59%  Quarter ended  September 30, 2002  (15.52)%



AVERAGE ANNUAL TOTAL RETURNS                                   Inception                                            Since
AS OF 6/30/05                                                       Date                One Year                Inception
-------------------------------------------------------------------------------------------------------------------------
Strategy Aggressive Growth Allocation Fund                       9/24/01                   9.36%                    8.41%
-------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(1)                                                                      8.05%                    6.95%
-------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(2)                                                             6.80%                    5.64%
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International
Europe, Australasia, Far East Index(3)                                                    14.13%                   11.47%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(4)                                                   6.32%                    5.45%
-------------------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(5)                                                     7.26%                    6.02%
-------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's Composite 500 Index as a benchmark. Going forward, the fund will use the Russell 3000 Index as a comparison, because its composition better matches the fund's investment strategies.

(2)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because its composition better matches the fund's investment strategies.

(3)An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

(4)An unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market.

(5)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.


                              4
                                           FUND PROFILE - First American
                                           Lifecycle Funds

First American Lifecycle FUNDS continued

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FUND PERFORMANCE (CONTINUED)
Strategy Growth Allocation FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)

                                                                                        Best Quarter:
                                                                                        Quarter ended  June 30, 2003         12.43%
2002                                                                           -15.53%
2003                                                                            24.46%  Worst Quarter:
2004                                                                            11.59%  Quarter ended  September 30, 2002  (12.53)%

AVERAGE ANNUAL TOTAL RETURNS                                   Inception                                            Since
AS OF 6/30/05                                                       Date                One Year                Inception
-------------------------------------------------------------------------------------------------------------------------
Strategy Growth Allocation Fund                                  9/24/01                   8.92%                    7.66%
-------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(1)                                                                      8.05%                    6.95%
-------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(2)                                                             6.80%                    5.64%
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International
Europe, Australasia, Far East Index(3)                                                    14.13%                   11.47%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(4)                                                   6.32%                    5.45%
-------------------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(5)                                                     7.26%                    6.02%
-------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's Composite 500 Index as a benchmark. Going forward, the fund will use the Russell 3000 Index as a comparison, because its composition better matches the fund's investment strategies.

(2)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because its composition better matches the fund's investment strategies.

(3)An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

(4)An unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market.

(5)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.


                              5
                                           FUND PROFILE - First American
                                           Lifecycle Funds

First American Lifecycle FUNDS continued

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FUND PERFORMANCE (CONTINUED)
Strategy Growth & Income Allocation FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)

                                                                                        Best Quarter:
                                                                                        Quarter ended  June 30, 2003        10.29%
2002                                                                           -11.37%
2003                                                                            19.72%  Worst Quarter:
2004                                                                            10.21%  Quarter ended  September 30, 2002  (9.53)%

AVERAGE ANNUAL TOTAL RETURNS                                   Inception                                            Since
AS OF 6/30/05                                                       Date                One Year                Inception
-------------------------------------------------------------------------------------------------------------------------
Strategy Growth & Income Allocation Fund                         9/24/01                   8.56%                    7.04%
-------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(1)                                                                      8.05%                    6.95%
-------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(2)                                                             6.80%                    5.64%
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International
Europe, Australasia, Far East Index(3)                                                    14.13%                   11.47%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(4)                                                   6.32%                    5.45%
-------------------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(5)                                                     7.26%                    6.02%
-------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's Composite 500 Index as a benchmark. Going forward, the fund will use the Russell 3000 Index as a comparison, because its composition better matches the fund's investment strategies.

(2)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because its composition better matches the fund's investment strategies.

(3)An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

(4)An unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market.

(5)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.


                              6
                                           FUND PROFILE - First American
                                           Lifecycle Funds

First American Lifecycle FUNDS continued

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FUND PERFORMANCE (CONTINUED)
Strategy Income Allocation FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)

                                                                                        Best Quarter:
                                                                                        Quarter ended  June 30, 2003          7.01%
2002                                                                            -1.65%
2003                                                                            13.01%  Worst Quarter:
2004                                                                             7.12%  Quarter ended  September 30, 2002   (3.75)%

AVERAGE ANNUAL TOTAL RETURNS                                   Inception                                            Since
AS OF 6/30/05                                                       Date                One Year                Inception
-------------------------------------------------------------------------------------------------------------------------
Strategy Income Allocation Fund                                  9/24/01                   7.74%                    6.46%
-------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(1)                                                                      8.05%                    6.95%
-------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(2)                                                             6.80%                    5.64%
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International
Europe, Australasia, Far East Index(3)                                                    14.13%                   11.47%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(4)                                                   6.32%                    5.45%
-------------------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(5)                                                     7.26%                    6.02%
-------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's Composite 500 Index as a benchmark. Going forward, the fund will use the Russell 3000 Index as a comparison, because its composition better matches the fund's investment strategies.

(2)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because its composition better matches the fund's investment strategies.

(3)An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

(4)An unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market.

(5)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.


                              7
                                           FUND PROFILE - First American
                                           Lifecycle Funds

First American Lifecycle FUNDS continued

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.

                                                                Strategy                  Strategy
                                                              Aggressive     Strategy     Growth &     Strategy
                                                                  Growth       Growth       Income       Income
                                                              Allocation   Allocation   Allocation   Allocation
                                                                    Fund         Fund         Fund         Fund
---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                  None         None         None         None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None         None         None         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------
  Management Fees                                                 0.25%        0.25%        0.25%        0.25%
  Distribution and Service (12b-1) Fees                             None         None         None         None
  Other Expenses                                                  0.41%        0.39%        0.39%        0.41%
  Total Annual Fund Operating Expenses(1)                         0.66%        0.64%        0.64%        0.66%
  Less Contractual Waiver of Fund Expenses(2)                    (0.51)%      (0.49)%      (0.49)%      (0.51)%
  NET EXPENSES(2)                                                 0.15%        0.15%        0.15%        0.15%
---------------------------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses until January 31, 2006, so that Net Expenses do not exceed 0.15%. These fee waivers and expense reimbursements may be terminated at any time after January 31, 2006, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.


                              8
                                           FUND PROFILE - First American
                                           Lifecycle Funds

First American Lifecycle FUNDS continued

Ranges of Combined Direct and Indirect Expense Ratios
As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed below under "Underlying Fund Expense Ratios." The information below is based on contractual expense limitations for the underlying funds in place though June 30, 2006. These expense limitations may not be terminated prior to that time without the approval of the funds' board of directors.

                                                     Strategy                                  Strategy
                                                   Aggressive             Strategy             Growth &             Strategy
RANGES OF COMBINED DIRECT                              Growth               Growth               Income               Income
AND INDIRECT EXPENSE RATIOS                        Allocation           Allocation           Allocation           Allocation
as a percentage of average net assets(1)                 Fund                 Fund                 Fund                 Fund
----------------------------------------------------------------------------------------------------------------------------
                                               0.46% to 1.34%       0.46% to 1.28%       0.53% to 1.21%       0.60% to 1.10%
----------------------------------------------------------------------------------------------------------------------------

(1)The underlying funds' advisor has contractually agreed to waive fees and reimburse expenses for certain underlying funds through June 30, 2006, so that expense ratios do not exceed the levels set forth in the Underlying Fund Expense Ratios table below. In addition, the funds' advisor has contractually agreed to waive fees and reimburse expenses through June 30, 2006, so that total operating expenses for each fund do not exceed 0.15%. If these fee waivers and expense reimbursements were not taken into account, the ranges of combined direct and indirect expense ratios would be 1.10% to 1.89% for Strategy Aggressive Growth Allocation Fund, 1.08% to 1.82% for Strategy Growth Allocation Fund, 1.14% to 1.76% for Strategy Growth & Income Allocation Fund, and 1.23% to 1.69% for Strategy Income Allocation Fund.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                                                              Strategy                            Strategy
                                                            Aggressive          Strategy          Growth &          Strategy
                                                                Growth            Growth            Income            Income
                                                       Allocation Fund   Allocation Fund   Allocation Fund   Allocation Fund
--------------------------------------------------------------------------------------------------------------------------------
   1 year                                              $            92   $            89   $            89   $            87
   3 years                                             $           414   $           402   $           402   $           402
   5 years                                             $           759   $           738   $           737   $           739
  10 years                                             $         1,734   $         1,687   $         1,686   $         1,693


                              9
                                           FUND PROFILE - First American
                                           Lifecycle Funds

First American Lifecycle FUNDS continued

Underlying Fund Expense Ratios
The table below lists the expense ratios of the underlying funds. Information in the table is for Class Z shares of Prime Obligations Fund and Class Y shares of each other underlying fund, which are the only classes in which the funds will invest. As indicated, the ratios presented for certain funds are based on contractual expense limitations in place through June 30, 2006. These expense limitations may not be terminated prior to that time without the approval of the funds' board of directors. The ratios for all other funds are based on expenses for the funds' most recently completed fiscal year prior to any fee waivers or expense reimbursements.

                                                                   Expense
Underlying Fund                                                      Ratio
------------------------------------------------------------------------------
   Equity Income Fund                                                0.94%
   Equity Index Fund(1)                                              0.37%
   Large Cap Growth Opportunities Fund                               0.94%
   Large Cap Select Fund                                             0.96%
   Large Cap Value Fund                                              0.94%
   Mid Cap Growth Opportunities Fund                                 0.99%
   Mid Cap Index Fund(1)                                             0.50%
   Mid Cap Value Fund                                                1.00%
   Small Cap Growth Opportunities Fund                               1.22%
   Small Cap Index Fund(1)                                           0.58%
   Small Cap Select Fund                                             0.99%
   Small Cap Value Fund                                              1.00%
   Real Estate Securities Fund                                       1.01%
   International Fund(1)                                             1.27%
   Core Bond Fund(1)                                                 0.70%
   High Income Bond Fund(1)                                          0.85%
   Inflation Protected Securities Fund(1)                            0.60%
   Prime Obligations Fund(1)                                         0.20%
------------------------------------------------------------------------------

(1)Based on contractual expense limitations in place through June 30, 2006. In the absence of these contractual expense limitations, expense ratios for the funds would be higher. Based on the funds' most recently completed fiscal year, the expense ratios for these funds without any fee waivers or expense reimbursements are as follows: Equity Index Fund, 0.54%; Mid Cap Index Fund, 0.55%; Small Cap Growth Opportunities Fund, 1.31%; Small Cap Index Fund, 0.77%; International Fund, 1.29%; Core Bond Fund, 0.80%; High Income Bond Fund, 1.01%; Inflation Protected Securities Fund, 0.85%; and Prime Obligations Fund, 0.25%.


                              10
                                           FUND PROFILE - First American
                                           Lifecycle Funds

First American Lifecycle FUNDS continued

---------------------------------------------------------------

MANAGEMENT OF THE FUNDS

U.S. Bancorp Asset Management, Inc., is each fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2005, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages each fund's business and investment activities, subject to the authority of the funds' board of directors.

David R. Cline, CFA, Senior Equity Portfolio Manager, has served as the primary portfolio manager for the funds since October 1996. Mr. Cline joined U.S. Bancorp Asset Management in 1989 and has 17 years of investment analysis and portfolio management experience.

Mark S. Jordahl, Chief Investment Officer, Asset Management, has co-managed the funds since July 2001. Prior to joining U.S. Bancorp Asset Management in 2001, Mr. Jordahl was president and chief investment officer at ING Investment Management's Americas subsidiary. He has 23 years of financial industry experience.

David Chalupnik, CFA, Senior Managing Director, Head of Equities, has co-managed the funds since November 2002. Mr. Chalupnik joined U.S. Bancorp Asset Management in 2002 and has more than 21 years of financial industry experience.

Tony Rodriguez, Senior Managing Director, Head of Fixed Income, has co-managed the funds since July 2002. Prior to joining U.S. Bancorp Asset Management in 2002, Mr. Rodriguez was the director and head of global corporate bonds at Credit Suisse Asset Management in New York from 1999 to 2002. He has more than 21 years of financial industry experience.

---------------------------------------------------------------

MANAGEMENT OF THE UNDERLYING FUNDS

Information on the management of the underlying funds can be found in the underlying funds' prospectuses.

---------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

---------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              11
                                           FUND PROFILE - First American
                                           Lifecycle Funds
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

6/2005